Goodwill And Intangible Assets	12 Months Ended
Dec. 31, 2014
Goodwill And Intangible Assets [Abstract]
Goodwill And Intangible Assets

6. Goodwill and Intangible Assets

The following table presents the changes in the carrying amount of goodwill for the indicated periods.

	Software and Analytics	Network Solutions	Technology-enabled Services	Total
Balance at December 31, 2012	$431,669	$574,559	$481,906	$1,488,134
Acquisitions	—	—	14,300	14,300
Balance at December 31, 2013	$431,669	$574,559	$496,206	$1,502,434
Acquisitions	149,866	46,511	4,025	200,402
Other	—	(267)	—	(267)
Balance at December 31, 2014	$581,535	$620,803	$500,231	$1,702,569

Intangible assets subject to amortization as of December 31, 2014 consisted of the following:

	Weighted	Gross
	Average	Carrying	Accumulated
	Remaining Life	Amount	Amortization	Net
Customer relationships	15.8	$1,627,530	$(253,720)	$1,373,810
Trade names	16.1	163,810	(25,336)	138,474
Non-compete agreements	2.0	19,940	(9,459)	10,481
Data sublicense agreement	2.8	31,000	(16,584)	14,416
Other	6.0	2,659	(446)	2,213
Total		$1,844,939	$(305,545)	$1,539,394

Amortization expense was $101,150,  $103,301 and $112,448 for the years ended December 31, 2014, 2013 and 2012, respectively.

Aggregate future amortization expense for intangible assets is estimated to be:

2015	$106,127
2016	104,932
2017	100,668
2018	95,637
2019	94,791
Thereafter	1,037,239
$1,539,394